Income Taxes	12 Months Ended
Mar. 31, 2013
Notes to Financial Statements
Income Taxes

15 - INCOME TAXES

ASC 740 requires that the Company recognize in its financial statements the impact of a tax position if that position is more likely than not of not being sustained on an audit, based on the technical merits of the position.

The Company and its subsidiaries file income tax returns in Canadian, Brazil and U.S. federal jurisdictions, and various provincial jurisdictions. The Company’s federal income tax returns are generally subject to examination for a period of three years after filing of the respective return in the U.S. and Canada and five years in Brazil.

Income tax expense varies from the amount that would be computed by applying the basic federal and provincial income tax rates to loss before taxes, as follows:

	Year ended March 31, 2013	Year ended March 31, 2012	Year ended March 31, 2011
	$	$	$
Tax Rate, comprised of a federal rate of 11.00% and a provincial rate of 4.50% (2012, a federal rate of 11.00% and provincial rate of 4.50% )	15.50%	15.50%	15.87%

Expected Canadian Income Tax (Recovery)	(19,427)	81,034	76,928
Change in valuation allowance	(66,568)	(194,181)	(151,242)
Expired Ontario transitional tax credit	86,409	—
Permanent differences	19,212	4,409	27,744
Difference between Canadian and foreign tax rates	21,921	22,994	29,915
Adjustments to deferred tax assets	18,913	137,219	91,898
Other	6,321	(3,133)	9,380
	66,781	48,342	84,323

The change in valuation allowance for originating temporary differences and losses available for carry forward, is calculated using an expected deferred tax rate of 15.50%, based on the application of the Small Business Deduction. The rate at which such amounts may be realized as disclosed as part of a deferred tax asset and related valuation allowance takes into account the enacted tax rate decreases over the expected period of realization.

Refundable investment tax credits for research and development in Canada of $300,769, $344,101, and $342,627 for the years ended March 31, 2013, March 31, 2012 and March 31, 2011, respectively is netted against research and development expense. The investment tax credits are subject to review and approval by taxation authorities and it is possible that the amounts granted will be different from the amounts recorded by the Company.

Deferred income taxes reflect the impact of temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. The tax effects of temporary differences that gave rise to significant portions of the deferred tax asset and deferred tax liability are as follows:

	March 31, 2013	March 31, 2012
	$	$
Temporary differences
Losses available for carry forward	606,480	570,416
Property and equipment - differences in net book value and unamortized capital cost	153,376	153,800
Intangible assets - differences in net book value and tax basis	271,028	275,902
Unused scientific research and experimental development amounts deductible and investment tax credits available for carry forward	928,540	1,085,670
Other	30,617
Gross deferred tax asset	1,990,041	2,085,788
Valuation allowance	(1,990,041)	(2,085,788)
Net deferred tax asset	—	—

The Company has federal and provincial non-capital losses available to reduce taxable income in Canada, which expire in the following years:

Federal & Provincial
$

2014	234,526
2015	1,614,359
2026	989,455
2027 and thereafter	402,666
3,241,066

The Company has capital losses of $451,827, which are available indefinitely to reduce capital gains in future years as of March 31, 2013.

The Company’s subsidiary AIS has non capital losses of $129,433 available to reduce taxable income in the USA. These non capital losses expire between 2027 and 2033 and will be lost if the subsidiary is dissolved.

As at March 31, 2013, the Company had accumulated unclaimed federal and provincial scientific research and experimental development deductions of approximately $3,438,796 ($3,487,980 in 2012). This amount can be carried forward indefinitely to reduce income taxes payable in future years.

The Company has federal scientific research and experimental development credits available to reduce income taxes in Canada, which expire in the following years:

2020	6,545
2021	—
2022	17,800
2023	348,766
2024	2,239
2025	2,804
Thereafter	9,849
388,003